1-1136

Certnys

NYSE

15006525

**Silvio Conte (Joe)**
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC
MAY - 7 2015
Washington, DC 20549

May 7, 2015

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration the following notes of Bristol-Myers Squibb Company under the Exchange Act of 1934.

- 1.000% Notes due 2025
- 1.750% Notes due 2035

Sincerely,

Silvio Conte